OTHER CURRENT LIABILITIES (Changes in the product warranty accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 11,802	$ 8,523
Services provided under warranty	(19,308)	(14,437)
Changes in provision	22,075	17,716
Balance as of end of year	$ 14,569	$ 11,802